IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Jul. 31, 2020	Oct. 31, 2019
Disclosure of contractual obligations [line items]
Deposits	$ 566,135	$ 485,712
Personal [member]
Disclosure of contractual obligations [line items]
Deposits	197,409	178,091
Business And Government Deposits And Secured Borrowings [member]
Disclosure of contractual obligations [line items]
Deposits	352,300	296,400
Bank [member]
Disclosure of contractual obligations [line items]
Deposits	$ 16,405	$ 11,224